UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	John R. Sagan
DTF Tax-Free Income Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date of fiscal year end: October 31

Date	of reporting period: July 31, 2006

Item 1 –     Schedule of Investments

DTF TAX FREE INCOME INC.

Portfolio of Investments

        July 31, 2006 (unaudited)

Principal Amount (000)		Description (a)		Value
		LONG-TERM INVESTMENTS	145.5%
		Alabama	5.3%
		Jefferson Cnty. Swr. Rev.
		Capital Impvt.
$3,000	(b)	5.125%, 2/1/29, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		$3,122,940
2,100	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		2,179,842
1,900	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		1,973,169

				7,275,951

		Alaska	0.4%
		Alaska St. Hsg. Fin. Corp. Rev.,
500		5.00%, 12/1/11, Ser. B-2		514,265

		Arizona	1.1%
		Chandler Ariz Indl. Dev. Auth. Rev.
1,500		4.375%, 12/1/35		1,512,765

		California	24.7%
		Foothill/Eastern Corr.
		Agency Toll Road Rev.,
5,640	(b)	6.00%, 1/1/34, Ser. A
		Prerefunded 1/1/07 @ $100		5,695,385
		Fresno Swr. Rev., Ser. A-1,
3,030		6.00%, 9/1/09, A.M.B.A.C.		3,229,374
2,000		6.25%, 9/1/14, A.M.B.A.C		2,313,040
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,064,080
		Los Angeles Wtr. & Pwr. Rev., Ser. A,
1,000		5.25%, 7/1/21, F.S.A.		1,049,340
1,000		5.375%, 7/1/21, M.B.I.A.		1,059,870
		Metro Wtr. Dist. Southern
		California Water Rev.,
1,500		5.00%, 10/1/29, Ser. B-3, M.B.I.A.		1,550,685
		Pomona Sngl. Fam. Mtge. Rev.,
1,710	(b)	7.375%, 8/1/10, Ser. B, GNMA Collateral
		Escrowed to maturity		1,816,277
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A, GNMA Collateral
		Escrowed to maturity		3,365,800
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		11,099,872
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		541,361

				33,785,084

		Connecticut	3.4%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, Radian		1,026,740
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
3,500	(c)	5.75%, 9/1/18, Ser. B		3,592,050

				4,618,790

Principal Amount (000)		Description (a)		Value
		District of Columbia	1.1%
		District of Columbia Wtr. & Swr. Auth. Rev.,
$1,500		5.00%, 10/1/33, F.G.I.C.		$1,533,435

		Florida	10.8%
		Brevard Cnty. Hlth. Fac. Auth. Rev.,
1,005		5.00%, 4/1/34		1,014,829
		Dade Cnty. Wtr. & Swr. Sys. Rev.,
3,000		5.25%, 10/1/26, F.G.I.C.		3,065,280
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,170		5.125%, 10/1/19		1,185,666
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,380,745
		Miami-Dade Cnty. Stormwater Util. Rev.,
2,000		5.00%, 4/1/27, M.B.I.A.		2,070,980
		St. Petersburg Public Util. Rev.,
5,000		5.00%, 10/1/28, Ser. A, F.S.A.		5,080,400

				14,797,900

		Georgia	16.4%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
2,385		5.00%, 11/1/29, F.G.I.C.		2,413,954
2,615	(b)	5.00%, 11/1/29, F.G.I.C.
		Prerefunded 5/1/09 @ $101		2,721,509
715		5.00%, 11/1/38, F.G.I.C.		721,564
785	(b)	5.00%, 11/1/38, F.G.I.C.
		Prerefunded 5/1/09 @ $101		816,973
		De Kalb Cnty. Wtr. & Swr. Rev.,
4,000	(b)	5.00%, 10/1/24
		Prerefunded 10/1/09 @ $101		4,179,680
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,200,760
		Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
145	(b)	6.40%, 1/1/13, A.M.B.A.C.
		Escrowed to maturity		161,704
2,440		6.40%, 1/1/13, A.M.B.A.C.		2,710,010
30	(b)	6.40%, 1/1/13, A.M.B.A.C.
		Prerefunded 1/1/11 @ $100		33,135
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,505,125

				22,464,414

		Hawaii	1.5%
		Hawaii Dept. Budget & Fin. Rev.,
2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		1,997,020

		Idaho	0.8%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Ser. B,
670		6.65%, 7/1/14		685,236
423		6.60%, 7/1/27, F.H.A.		432,450

				1,117,686

		Illinois	3.9%
		Chicago Gen. Oblig.,
4,000		6.25%, 1/1/11, A.M.B.A.C.		4,313,080
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,027,590

				5,340,670

Principal Amount (000)		Description (a)		Value
		Indiana	5.7%
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
$5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		$5,569,800
		Indianapolis Local Pub. Impvt.
		Bond Bank Waterworks Proj. Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A, M.B.I.A.
		Prerefunded 7/1/12 @ $100		2,255,316

				7,825,116

		Iowa	0.7%
		Des Moines Wtr. Rev.,
1,000		4.375%, 12/1/26, M.B.I.A.		969,150

		Kentucky	1.5%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		2,035,740

		Massachusetts	6.2%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,034,020
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,503,510
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,408,294
2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,500,675

				8,446,499

		Michigan	3.0%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24, F.G.I.C.
		Prerefunded 7/1/11 @ $100		2,150,180
2,000		5.00%, 7/1/30, F.G.I.C.		2,032,120

				4,182,300

		Nebraska	4.9%
		Lincoln San. Swr. Rev.,
1,000		5.00%, 6/15/16, M.B.I.A.		1,059,030
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
2,500	(b)	6.15%, 2/1/12
		Escrowed to maturity		2,706,275
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,869,150

				6,634,455

Principal Amount (000)		Description (a)		Value
		Nevada	3.3%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
$1,400		5.00%, 6/1/25, Ser. B, M.B.I.A.		$1,444,926
3,000		5.00%, 6/1/32, Ser. A, F.G.I.C.		3,063,450

				4,508,376

		New Jersey	3.2%
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,178,640
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,182,080

				4,360,720

		New York	8.1%
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
		5.25%, 12/1/26, Ser. A, M.B.I.A.
4,000	(b)	Prerefunded 6/1/08 @ $101		4,148,480
800		5.00%, 12/1/35, Ser. B		819,304
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, F.G.I.C.		1,051,850
		New York City Mun. Wtr. Fin. Auth.,
		Wtr & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, F.S.A.		5,094,800

				11,114,434

		Ohio	3.6%
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, F.S.A.		1,009,370
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, F.S.A.		2,760,380
		Springboro Swr. Sys. Rev.
1,045		5.00%, 6/1/26, M.B.I.A.		1,082,599

				4,852,349

		Pennsylvania	2.2%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, Radian		2,058,880
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, A.M.B.A.C.		1,003,180

				3,062,060

		Puerto Rico	0.8%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, F.G.I.C.		1,041,740

		South Carolina	1.2%
		Spartanburg Waterworks Rev.,
1,500		5.25%, 6/1/28, F.G.I.C.		1,582,605

Principal Amount (000)		Description (a)		Value
		Tennessee	1.2%
		Tennessee Energy Acquisition Corp. Rev.,
$1,500		5.25%, 9/1/20, Ser. A.		$1,614,735

		Texas	17.2%
		Alliance Airport Auth. Inc.,
1,000		4.85%, 4/1/21		990,000
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, M.B.I.A.		2,545,100
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, F.S.A.		4,061,720
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,676,834
		Harris Cnty. Gen Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,838,611
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B, F.G.I.C.
		Prerefunded 12/1/10 @ $100		1,583,610
3,500	(b)	5.00%, 12/1/28, Ser. A, F.S.A.
		Prerefunded 12/1/09 @ $100		3,630,165
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, F.S.A.		2,033,040
		San Antonio Elec. & Gas Rev.,
4,000		5.00%, 2/1/18, Ser. A		4,108,120
		University North Texas Rev.,
1,000		4.50%, 4/15/25, F.G.I.C.		985,020

				23,452,220

		Virginia	4.1%
		Henrico Cnty. Wtr & Swr. Rev.,
3,985		5.00%, 5/1/28		4,082,792
		Virginia St. Hsg. Dev. Auth. Rev.,
1,500		4.55%, 1/1/24		1,453,950

				5,536,742

		Washington	4.9%
		Energy Northwest Wind Proj. Rev.,
1,170		5.00%, 7/1/19, A.M.B.A.C.		1,207,405
500		4.75%, 7/1/21, M.B.I.A.		507,565
		King Cnty. Swr. Rev.,
2,500		5.00%, 1/1/31, F.G.I.C.		2,547,375
		Washington St. Pub. Pwr. Supply,
		Nuclear Proj. No. 2 Rev.,
2,400		6.00%, 7/1/07, Ser. A		2,449,440

				6,711,785

		West Virginia	1.1%
		Monongalia Cnty. Building Commission
		Hospital Rev.
1,500		5.00%, 7/1/30, Ser. A		1,499,940

		Wyoming	3.2%
		Wyoming St. Farm Loan Brd.
		Cap. Facs. Rev.,
4,000		5.75%, 10/1/20		4,344,920

		Total long-term investments
		(cost $183,201,884)		198,733,866

Principal Amount (000)	Description (a)		Value
	SHORT-TERM INVESTMENT	0.4%
	Goldman Sachs Tax Exempt
	Money Market Fund,
$499	(cost $499,359)		$499,359

	Total Investments	145.9%
	(cost $183,701,243)		199,233,225

	Other assets in excess of liabilities —	1.7%	2,356,269

	Liquidation value of remarketed preferred stock —	(47.6)%	(65,000,000)

	Net assets applicable to common stock —	100.0%	$136,589,494

	Net asset value per share of common stock ($136,589,494 / 8,507,456)		$16.06

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.M.B.A.C. - Ambac Assurance Corporation.

F.G.I.C. - Financial Guaranty Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A.- Financial Security Assurance Inc.

M.B.I.A. - MBIA Insurance Corporation.

Radian - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $3,592,050 or 2.6% of net assets applicable to common stock.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2006 was as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$183,219,115	$15,965,011	$126,156	$15,838,855

Item 2 – Controls and Procedures

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the fiscal quarter ended July 31, 2006 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Principal Financial Officer

Date	September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer

Date	September 20, 2006

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Principal Financial Officer

Date	September 20, 2006